As filed with the Securities and Exchange
Commission on January 19, 2010
FILE NO. 002-75807
FILE NO. 811-03392

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 59
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 62
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK SERIES TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE
(617) 663-2999
THOMAS M. KINZLER, ESQ.
601 CONGRESS STREET
BOSTON, MASSACHUSETTS 02210-2805
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ.
K & L GATES LLP
ONE LINCOLN STREET
BOSTON, MA 02111-2950
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on February 18, 2010 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

JOHN HANCOCK SERIES TRUST
CONTENTS OF REGISTRATION STATEMENT
This registration document is comprised of the following:
Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Part C of Form N-1A*

Signature Page

*	Incorporated herein by reference to Post-Effective Amendment No. 57 to Registrant’s Registration Statement, SEC File No. 002-75807, filed October 8, 2009, EDGAR Accession No. 0000950123-09-049029.
The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 58 to February 18, 2010.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 19th day of January 2010.

JOHN HANCOCK SERIES TRUST
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	January 19, 2010

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	January 19, 2010

/s/ James R. Boyle* James R. Boyle	Trustee	January 19, 2010

/s/ James F. Carlin* James F. Carlin	Trustee	January 19, 2010

/s/ William H. Cunningham* William H. Cunningham	Trustee	January 19, 2010

/s/ Deborah C. Jackson* Deborah C. Jackson	Trustee	January 19, 2010

/s/ Charles L. Ladner* Charles L. Ladner	Trustee	January 19, 2010

/s/ Stanley Martin* Stanley Martin	Trustee	January 19, 2010

/s/ John A. Moore* John A. Moore	Trustee	January 19, 2010

/s/ Patti McGill Peterson* Patti McGill Peterson	Trustee	January 19, 2010

/s/ Steven R. Pruchansky* Steven R. Pruchansky	Trustee	January 19, 2010

/s/ Gregory A. Russo* Gregory A. Russo	Trustee	January 19, 2010

/s/ John G. Vrysen* John G. Vrysen	Trustee	January 19, 2010

*By:	Power of Attorney
By:	/s/ David D. Barr David D. Barr,
Attorney-in-Fact
Pursuant to Power of Attorney
previously filed with Post-
Effective Amendment No. 57.